Summary of Significant Policies - Narratives (Details)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($) shares	Jan. 01, 2022 USD ($)	Nov. 10, 2021 $ / shares
Summary Of Significant Policies
Foreign exchange gains (less than)		$ 80,000	$ 96,000	$ (527,000)	$ 1,354,000	$ (338,000)
Allowance for credit loss					$ 400,000	$ 0
Gain on debt restructuring	$ 0
Expected dividend yield					0.00%
Warrants outstanding (in shares) | shares					11,500,000	2,696,120
Accrued interest or penalties					$ 0	$ 0
Number of operating segments | segment					1
Number of reportable segments | segment					1
Subsequent Event | Scenario, Plan
Summary Of Significant Policies
Operating lease asset							$ 3,500,000
Operating lease liability							$ 3,500,000
Forward Purchase Transaction | Apollo
Summary Of Significant Policies
Sale of stock (per share) | $ / shares								$ 10
Internally developed software
Summary Of Significant Policies
Intangible asset useful life					3 years
Nonoperating Income (Expense)
Summary Of Significant Policies
Foreign exchange gains (less than)					$ (200,000)	$ 100,000